Loans and Allowance for Loan Losses, Past Due (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	$ 8,115		$ 11,360
60-89 Days Past Due	3,322		4,415
90+ Days Past Due	36,609		41,398
Total 30+ days Past Due	48,046		57,173
Current	2,636,687		2,464,130
Total loans	2,684,733		2,521,303
Loans that are 90 days past due and still accruing interest	0		0
Number of days past due	90 days
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	219,577		248,163
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		1,442
60-89 Days Past Due	0		0
90+ Days Past Due	5,923		8,157
Total 30+ days Past Due	5,923		9,599
Current	180,208		204,728
Total loans	186,131		214,327
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	4		0
Total 30+ days Past Due	4		0
Current	33,442		33,836
Total loans	33,446		33,836
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	2,460,577		2,268,989
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	7,226		8,663
60-89 Days Past Due	2,700		3,815
90+ Days Past Due	26,731		29,267
Total 30+ days Past Due	36,657		41,745
Current	2,053,321		1,866,900
Total loans	2,089,978		1,908,645
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	177		254
60-89 Days Past Due	216		32
90+ Days Past Due	464		917
Total 30+ days Past Due	857		1,203
Current	35,833		46,103
Total loans	36,690		47,306
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	663		971
60-89 Days Past Due	379		564
90+ Days Past Due	3,486		3,055
Total 30+ days Past Due	4,528		4,590
Current	329,381		308,448
Total loans	333,909		313,038
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	49		30
60-89 Days Past Due	27		4
90+ Days Past Due	1		2
Total 30+ days Past Due	77		36
Current	4,502		4,115
Total loans	4,579		4,151
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	7,185		9,336
60-89 Days Past Due	2,841		2,822
90+ Days Past Due	28,078		26,676
Total 30+ days Past Due	38,104		38,834
Current	2,317,862		2,251,050
Total loans	2,355,966	[1]	2,289,884	[1]
New York and Other States [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	200,630		222,835
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		400
60-89 Days Past Due	0		0
90+ Days Past Due	3,225		3,157
Total 30+ days Past Due	3,225		3,557
Current	164,024		185,544
Total loans	167,249	[1]	189,101	[1]
New York and Other States [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	4		0
Total 30+ days Past Due	4		0
Current	33,377		33,734
Total loans	33,381	[1]	33,734	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	6,364		7,850
60-89 Days Past Due	2,248		2,313
90+ Days Past Due	21,341		20,294
Total 30+ days Past Due	29,953		30,457
Current	1,784,261		1,700,670
Total loans	1,814,214	[1]	1,731,127	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	177		186
60-89 Days Past Due	216		32
90+ Days Past Due	464		852
Total 30+ days Past Due	857		1,070
Current	34,744		45,012
Total loans	35,601	[1]	46,082	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	604		871
60-89 Days Past Due	350		473
90+ Days Past Due	3,044		2,371
Total 30+ days Past Due	3,998		3,715
Current	297,340		282,047
Total loans	301,338	[1]	285,762	[1]
New York and Other States [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	40		29
60-89 Days Past Due	27		4
90+ Days Past Due	0		2
Total 30+ days Past Due	67		35
Current	4,116		4,043
Total loans	4,183	[1]	4,078	[1]
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	930		2,024
60-89 Days Past Due	481		1,593
90+ Days Past Due	8,531		14,722
Total 30+ days Past Due	9,942		18,339
Current	318,825		213,080
Total loans	328,767		231,419
Florida [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	18,947		25,328
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		1,042
60-89 Days Past Due	0		0
90+ Days Past Due	2,698		5,000
Total 30+ days Past Due	2,698		6,042
Current	16,184		19,184
Total loans	18,882		25,226
Florida [Member] | Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total 30+ days Past Due	0		0
Current	65		102
Total loans	65		102
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	862		813
60-89 Days Past Due	452		1,502
90+ Days Past Due	5,390		8,973
Total 30+ days Past Due	6,704		11,288
Current	269,060		166,230
Total loans	275,764		177,518
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		68
60-89 Days Past Due	0		0
90+ Days Past Due	0		65
Total 30+ days Past Due	0		133
Current	1,089		1,091
Total loans	1,089		1,224
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	59		100
60-89 Days Past Due	29		91
90+ Days Past Due	442		684
Total 30+ days Past Due	530		875
Current	32,041		26,401
Total loans	32,571		27,276
Florida [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	9		1
60-89 Days Past Due	0		0
90+ Days Past Due	1		0
Total 30+ days Past Due	10		1
Current	386		72
Total loans	$ 396		$ 73

[1]	Includes New York, New Jersey, Vermont, and Massachusetts